Tax Status	12 Months Ended
Dec. 31, 2025
Tax Status
Tax Status

Note 4. Tax Status

The Plan is part of a prototype plan designated by Future Planning Associates, Inc., the record keeper of the Plan. The Internal Revenue Service has determined and informed the record keeper by a letter dated June 30, 2020 that the prototype plan is designed in accordance with the applicable sections of the IRC. The Plan has been amended since receiving the opinion letter. However, the Plan Administrator and the Plan’s tax counsel believe that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.